Operating Segments - Schedule of Revenue from External Customers (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Total revenue per consolidated statement of comprehensive income	₽ 20,897	₽ 17,880	₽ 17,717
Russia [member]
Disclosure of geographical areas [line items]
Total revenue per consolidated statement of comprehensive income	15,556	13,274	13,737
CIS [member]
Disclosure of geographical areas [line items]
Total revenue per consolidated statement of comprehensive income	1,098	1,099	1,019
EU [member]
Disclosure of geographical areas [line items]
Total revenue per consolidated statement of comprehensive income	989	807	566
Other [member]
Disclosure of geographical areas [line items]
Total revenue per consolidated statement of comprehensive income	₽ 3,254	₽ 2,700	₽ 2,395